INVENTORIES (Tables)	12 Months Ended
Dec. 31, 2024
Inventory [Abstract]
Schedule of Inventories

	2024	2023
Non-Current
Spare Parts	68,174,820	50,391,995
Allowance for obsolete inventories	(1,208,312)	(1,023,874)
Total	66,966,508	49,368,121
Current
Finished products	8,700,699	9,084,587
Production in progress	47,441,635	38,434,508
Raw materials, materials and spare parts	125,408,159	97,874,741
Fuels	20,213,214	21,164,228
Total	201,763,707	166,558,064